Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 16,840	$ 15,937
Interest bearing deposits with other banks	25,468	58,557
Federal funds sold	0	1,600
Securities available for sale, at fair value	678,749	464,383
Loans, net of allowance for loan losses of $4,735 in 2020 and $3,755 in 2019	647,521	573,312
Bank premises, furniture, fixtures and equipment, net	25,630	24,672
Other real estate owned, net	3,073	3,552
Accrued interest receivable	5,983	4,181
Cash surrender value of life insurance	25,814	25,088
Deferred tax assets	1,548	3,684
Identifiable intangible assets, net	13,660	13,856
Other assets	6,406	6,612
Total assets	1,450,692	1,195,434
Deposits
Non-interest bearing deposits	276,033	190,406
Interest bearing deposits	819,156	708,590
Total deposits	1,095,189	898,996
Securities sold under agreement to repurchase	196,272	170,410
Federal Home Loan Bank (FHLB) advances	25,000
Accrued interest payable	522	1,128
Deferred compensation payable	9,665	9,453
Other liabilities	4,496	2,647
Total liabilities	1,331,144	1,082,634
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 5,587,070 shares issued and outstanding at December 31, 2020 and 5,578,131 shares issued and outstanding at December 31, 2019	1,118	1,116
Additional paid-in capital	18,134	17,883
Accumulated other comprehensive income (loss), net of tax (expense) benefit of ($1,376) in 2020 and $262 in 2019	4,138	(789)
Retained earnings	96,158	94,590
Total stockholders' equity	119,548	112,800
Total liabilities and shareholders' equity	$ 1,450,692	$ 1,195,434